Principal accounting policies - Sales and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Advertising expenses	$ 1,871	$ 2,759	$ 4,989
Continuing and discontinued operations
Advertising expenses	$ 1,920	$ 2,997	$ 6,769